Retirement Benefit Obligations - Summary of Sensitivity Analysis (Detail) - Retirement Benefit Obligations [member] € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	€ (3,337)
Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,211)
Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,471)
Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,406)
Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,273)
Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,233)
Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,441)
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,318)
Eurozone [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,263)
Eurozone [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,375)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,370)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,268)
Eurozone [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,272)
Eurozone [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,363)
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(829)
Switzerland [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(797)
Switzerland [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(865)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(832)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(827)
Switzerland [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(802)
Switzerland [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(856)
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(946)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(918)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(975)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(951)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(942)
United States and Canada [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(921)
United States and Canada [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(971)
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(244)
Other [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(233)
Other [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(256)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(253)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(236)
Other [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(238)
Other [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	€ (251)